Retirement benefit obligations - Schedule of Charges to Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Income statement credit	£ (15)	£ (22)	£ (15)
Defined contribution schemes	291	279	285
Total charge to the income statement	£ 276	£ 257	£ 270